Employee benefits - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Remeasurements (gains) / losses
Defined benefit pension plan amendment cost/(credit)			₨ (848.1)
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	₨ 12,313.1	$ 162.6	11,282.2
Interest cost	(831.2)	(11.0)	(776.7)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	110.1	1.5	355.9
Employer's contributions	529.5	7.0	1,140.2
Benefits paid	(839.3)	(11.1)	(1,241.9)
End of the year	12,918.1	170.7	12,313.1	₨ 11,282.2
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	38,905.0
Service cost	11,823.1	156.0	12,715.2	11,980.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	1,045.6	13.8	(2,035.0)	594.9
Return on plan assets, (excluding amount included in net Interest expense)	927.5	12.2	2,151.0	29,266.9
Actuarial (gains) / losses arising from changes in financial assumptions	(71,812.3)	(947.5)	84,311.8	(47,390.2)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(274.9)	(3.6)	(7,263.6)	(12,563.2)
Defined benefit pension plan amendment cost/(credit)	(2.0)		(1,559.8)	(396.6)
End of the year	(40,719.1)	(536.9)	38,905.0
Jaguar Land Rover Pension plan [member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	849,619.6	11,210.0	728,421.5
Service cost	11,823.1	156.0	12,715.2
Interest cost	17,946.0	236.8	16,138.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	1,045.6	13.8	(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions	(71,812.3)	(947.5)	84,311.8
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(274.9)	(3.6)	(7,263.6)
Defined benefit pension plan amendment cost/(credit)	2.0		1,559.5
Benefits paid	(51,317.1)	(677.1)	(42,824.4)
Member contributions	189.4	2.5	116.4
Premium Paid	(225.0)	(3.0)
Foreign currency translation	(9,159.3)	(120.8)	58,480.2
End of the year	747,837.1	9,867.1	849,619.6	728,421.5
Jaguar Land Rover Pension plan [member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	810,714.6	10,696.5	764,044.2
Interest cost	17,333.1	228.7	16,533.9
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	927.5	12.2	2,151.0
Employer's contributions	24,184.8	319.1	14,313.6
Benefits paid	(51,317.1)	(677.1)	(42,824.4)
Member contributions	189.4	2.5	112.6
Premium Paid	(225.0)	(3.0)
Expenses paid	(2,719.3)	(35.9)	(2,159.5)
Foreign currency translation	(10,531.8)	(139.0)	58,543.2
End of the year	₨ 788,556.2	$ 10,404.0	₨ 810,714.6	₨ 764,044.2